Summary of Significant Accounting Policies - Revenue Recognition - Additional Information (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Revenue recognition
Retained earnings	¥ (298,533,669)	$ (45,752,286)	¥ (200,151,065)
ASU 2014-09 | Adjustment
Revenue recognition
Retained earnings				¥ 0